Provisions - Schedule of other provisions by type of provision (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions	€ 8,590	€ 9,583
Other combined provisions
Disclosure of other provisions [line items]
Provisions	4,251	4,423
Provisions for taxes
Disclosure of other provisions [line items]
Provisions	678	564
Provisions for employment-related proceedings | Brazil
Disclosure of other provisions [line items]
Provisions	381	328
Provisions for other legal proceedings
Disclosure of other provisions [line items]
Provisions	1,183	1,104
Provision for customer remediation
Disclosure of other provisions [line items]
Provisions	351	745
Regulatory framework-related provisions
Disclosure of other provisions [line items]
Provisions	18	36
Provision for restructuring
Disclosure of other provisions [line items]
Provisions	683	749
Other
Disclosure of other provisions [line items]
Provisions	€ 957	€ 897